Basis of Presentation (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting policies generally accepted in the United States of America (“GAAP”) and include the accounts of Acacia Communications, Inc., and the Subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive Income	Comprehensive Income During the three and six months ended June 30, 2016 and 2015, comprehensive income equaled net income.	Comprehensive Income During the years ended December 31, 2015 and 2014, comprehensive income equaled net income.
Revenue Recognition

Revenue Recognition

The Company derives its revenue from the sale of its products. The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, and collectability of the related receivable is reasonably assured. The Company considers delivery of its products to have occurred once title and risk of loss has been transferred. The Company’s products consist of hardware and software that function together to deliver the products’ essential functionality. The Company does not sell its software on a standalone basis.

At the time revenue is recognized, the Company establishes an accrual for estimated warranty expenses associated with sales, recorded as a component of cost of revenue. The Company’s customers generally do not have return rights.

A limited number of revenue arrangements with our customers include more than one element and require the application ASC 605-25, Revenue Recognition—Multiple Element Arrangements. Arrangement consideration is allocated to each element with standalone value based on the relative selling prices of all of the elements in the arrangement using the fair value hierarchy. We determine the relative selling price of elements based on prices charged for standalone products, when sufficiently concentrated, and third-party evidence of similar elements, or, in the absence of these sources of evidence, based on management’s best estimate of selling price. Revenue recognized from multiple- element arrangements accounted for less than 2% of our total revenue during the years ended December 31, 2015 and 2014.

Deferred Revenue		Deferred Revenue Deferred revenue represents either advance payments or billings for which the aforementioned revenue recognition criteria have not been met.
Cost of Revenue

Cost of Revenue

The Company records all costs associated with its product sales in cost of revenue. These costs include the cost of materials, contract manufacturing fees, shipping costs, and quality assurance. Cost of revenue also includes indirect costs such as warranty, excess and obsolete inventory charges, general overhead costs, depreciation, and royalty fees paid to third parties.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents include all highly liquid investments with an original maturity of three months or less. Cash equivalents consist of bank deposit accounts and money market funds as of December 31, 2015 and 2014.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company places its cash and cash equivalents with financial institutions that management believes to be of high credit quality. The majority of the Company’s cash deposits on hand are at one financial institution and deposits often exceed federally insured limits. To minimize credit risk related to accounts receivable, ongoing credit evaluations of customers’ financial condition are performed and the Company maintains allowances for potential credit losses. The Company has determined that no allowance is needed as of December 31, 2015 and 2014, as all amounts are expected to be collected.

Inventory

Inventory

Inventory, which consists of raw materials, work-in-process, and finished goods, is stated at the lower of cost or market, as determined on a specific cost basis and using the first-in, first-out convention. The Company reduces the carrying value of inventory for those items that are potentially excess, obsolete, or slow moving based on changes in customer demand, technology developments, or other economic factors.

Initial Public Offering Costs

Initial Public Offering Costs

The Company defers direct incremental costs attributable with the IPO of its common stock. These costs represent legal, accounting and other direct costs related to the Company’s efforts to raise capital through a public sale of its common stock. Future costs will be deferred until the completion of the IPO, at which time they will be reclassified to additional paid-in capital as a reduction of the IPO proceeds. As of December 31, 2015, the Company has recorded $2.0 million of IPO costs as a component of prepaid expenses and other current assets in the accompanying consolidated balance sheets.

Deferred Product Costs

Deferred Product Costs

Deferred product costs represent products that have been delivered, for which the revenue associated with the arrangement has been deferred as a result of not meeting the revenue recognition criteria. The Company defers the product costs of the delivered items until recognition of the related revenue occurs.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the related assets. The costs of additions and improvements are capitalized, while maintenance and repairs are charged to expense as incurred. The estimated useful lives of the Company’s property and equipment are as follows:

Engineering lab equipment	3 years
Computer software	1-3 years
Computer equipment	3 years
Furniture and fixtures	3-7 years
Leasehold improvements	Lesser of lease term or life of asset

When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are derecognized from the accounts and the resulting gain or loss is reflected in the accompanying consolidated statements of operations.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. When such events occur, the Company compares the carrying amounts of the assets to their undiscounted expected future cash flows. If this comparison indicates that there is an impairment, the amount of the impairment is calculated as the difference between the carrying value and the fair value. No impairments have been recognized for the years ended December 31, 2015 and 2014.

Warranties

Warranties

The Company’s standard warranty obligation to its customers provides for repair or replacement of a defective product at the Company’s discretion for a period of time following purchase, generally between 12 and 24 months. Factors that affect the warranty obligation include product failure rates, material usage, and service delivery costs incurred in correcting product failures. The estimated cost associated with fulfilling the Company’s warranty obligation to customers is recorded in cost of revenue. Changes in the Company’s product warranty liability, which is included as a component of accrued liabilities on the consolidated balance sheets, are as follows (in thousands):

	December 31,
	2015	2014
Warranty reserve, beginning of period	$508	$161
Provisions made to warranty reserve during the period	637	550
Charges against warranty reserve during the period	(382)	(203)

Warranty reserve, end of period	$763	$508

Advertising Costs		Advertising Costs The Company expenses advertising costs as incurred. During the years ended December 31, 2015 and 2014, the Company did not incur any advertising expenses.
Research and Development Costs

Research and Development Costs

The Company expenses all research and development costs as incurred. Research and development costs consist primarily of salary and benefit expenses, including stock-based compensation, for employees and costs for contractors engaged in research, design, and development activities incurred directly and with support from external vendors, such as outsourced development costs, as well as support costs for prototypes, depreciation, purchased intellectual property, facilities, and travel.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for share-based payment awards granted to employees at fair value, which is measured using an estimate of the fair value of the common stock for restricted stock awards and RSUs, as well as other input assumptions in the Black-Scholes option-pricing model for stock option awards. The measurement date for employee awards is the date of grant. Stock-based compensation costs are recognized as expense on a straight-line basis over the requisite service period, which is generally the vesting period for all time-vested awards.

The following table summarizes the classification of stock-based compensation in the consolidated statements of operations for the years ended December 31, 2015 and 2014 (in thousands).

	Year Ended December 31,
	2015	2014
Cost of revenue	$75	$17
Research and development	561	258
Sales, general and administrative	189	132

Total stock-based compensation	$825	$407

Redeemable Convertible Preferred Stock Warrant Liability

Redeemable Convertible Preferred Stock Warrant Liability

The Company’s redeemable convertible preferred stock warrants require liability classification and accounting as the underlying preferred stock is considered redeemable as discussed in Note 9. At initial recognition, the warrants are recorded at their estimated fair value. The warrants are subject to remeasurement at each balance sheet date, with changes in fair value recognized as a component of total other (expense) income, net.

Foreign Currency Transactions

Foreign Currency Transactions

The functional currency of the Company’s Subsidiaries is the U.S. dollar. All assets and liabilities denominated in a foreign currency are remeasured into U.S. dollars at the exchange rate on the consolidated balance sheet date. When transactions are required to be paid in the local currency of any Subsidiary, any resulting foreign currency transaction gain or loss is recorded as a component of other (expense) income in the accompanying consolidated statements of operations. To date, foreign currency transaction gain or loss associated with the Company’s Subsidiaries has not been significant. The majority of the Company’s foreign exchange gain or loss is derived from certain outsourced development contracts that are denominated in Euros. During the year ended December 31, 2014, the Company recorded foreign currency transaction losses of $156,000. During the year ended December 31, 2015, the Company recorded foreign currency transaction gains of $157,000.

Income Taxes

Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the Company’s consolidated financial statements and tax returns. Deferred tax assets and liabilities are determined based upon the differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities and for loss and credit carryforwards, using enacted tax rates expected to be in effect in the year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that these assets may not be realized.

The Company accrues liabilities for potential payments of tax to various tax authorities related to uncertain tax positions. Liabilities are based on a determination of whether and how much of a tax benefit taken by the Company in its tax filings or positions is more likely than not to be realized following resolution of any potential uncertainties present related to the tax benefit. Potential interest and penalties associated with such uncertain tax positions are recorded as a component of the provision for income taxes. As of December 31, 2014, there were no uncertain tax positions for which liabilities would be required. As of December 31, 2015, the Company identified $940,000 of uncertain tax benefits for which liabilities have been recorded.

Operating Segments

Operating Segments

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker (“CODM”), which is the Company’s chief executive officer, in deciding how to allocate resources and assess performance. The Company’s CODM evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis. Since the Company operates in one operating segment, all required financial segment information can be found in the consolidated financial statements.

Revenue by geographic region, based on ship-to destinations, was as follows (in thousands):

	Year Ended December 31,
	2015	2014
United States	$42,263	$30,444
China	86,048	53,340
Germany	77,850	38,095
Other	32,895	24,355

Total revenue	$239,056	$146,234

Total long-lived assets by geographic region (in thousands):

	December 31,
	2015	2014
United States	$10,896	$7,205
Canada	3,227	612
Thailand	1,715	—
Other	87	129

Total long-lived assets	$15,925	$7,946

Net (Loss) Income per Share Attributable to Common Stockholders

Net Income per Share Attributable to Common Stockholders

Basic and diluted net income per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. The Company considers its redeemable convertible preferred stock to be participating securities. In the event a cash dividend is paid on common stock, the holders of redeemable convertible preferred stock are also entitled to a proportionate share of any such dividend as if they were holders of common stock (on an as-if converted basis). The holders of the redeemable convertible preferred stock do not have a contractual obligation to share in losses. In accordance with the two-class method, earnings allocated to these participating securities and the related number of outstanding shares of the participating securities, which include contractual participation rights in undistributed earnings, have been excluded from the computation of basic and diluted net income per share attributable to common stockholders.

During the periods when the Company is in a net loss position, basic net loss per share attributable to common stockholders is the same as diluted net loss per share attributable to common stockholders as the inclusion of all potential shares of common stock outstanding would be antidilutive.

Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In March 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”). ASU 2016-09 intends to simplify various aspects of how share-based payments are accounted for and presented in the financial statements. The main provisions include: all tax effects related to stock awards will now be recorded through the income statement instead of through equity, all tax-related cash flows resulting from stock awards will be reported as operating activities on the cash flow statement, and entities can make an accounting policy election to either estimate forfeitures or account for forfeitures as they occur. The amendments in ASU 2016-09, required to be updated for all annual periods and interim reporting periods beginning after December 15, 2016, were early adopted by the Company in the second quarter of 2016 and were applied to its related unaudited condensed consolidated financial statements on a prospective basis. The adoption of these amendments had an immaterial impact on the income statement and statement of cash flows through June 30, 2016 as the Company has not yet had any significant excess tax benefits from stock-based compensation; however, such activity is expected in the fourth quarter of 2016 and will be accounted for in accordance with ASU 2016-09. The Company also elected to account for forfeitures as they occur with no adjustment for estimated forfeitures, which did not materially impact the Company’s condensed consolidated financial statements as forfeitures have historically been trued-up as they occur.

In July 2015, the FASB issued ASU 2015-11, Simplifying the Measurement of Inventory (“ASU 2015-11”). ASU 2015-11 applies to all inventory, except for inventory measured using the last-in, first-out method or the retail inventory method. The guidance allows an entity to measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The amendments in ASU 2015-11 are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years, and may be applied prospectively with earlier adoption permitted. The amendments in ASU 2015-11 were adopted by the Company in the second quarter of 2016. The adoption of this standard did not have an impact on the Company’s financial position or results of operations.

In June 2014, the FASB issued ASU 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period (“ASU 2014-12”). ASU 2014-12 provides amendments to ASC No. 718, Compensation—Stock Compensation, which clarifies the guidance for whether to treat a performance target that could be achieved after the requisite service period as a performance condition that affects vesting or as a nonvesting condition that affects the grant-date fair value of an award. The amendments require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. The amendments in ASU 2014-12 were adopted by the Company in the first quarter of 2016 on a prospective basis to all awards granted or modified after January 1, 2016. The adoption of this standard did not have an impact on the Company’s financial position or results of operations as no awards granted since January 1, 2016 contain such conditions.

Recent Accounting Pronouncements

In November 2015, the FASB issued ASU 2015-17, Income Taxes—Balance Sheet Classification of Deferred Taxes, or ASU 2015-17. ASU 2015-17 requires that deferred tax liabilities and assets be classified as noncurrent within the balance sheet in order to reduce complexity in accounting standards, as previous classification requirements did not generally align with when the deferred tax amounts were recovered. This update, required to be adopted for all annual periods and interim reporting periods beginning after December 15, 2016, was early adopted by the Company for the year ending December 31, 2015. The Company’s deferred tax assets have been classified as noncurrent within the balance sheet. Prior periods have not been retrospectively adjusted as the Company had applied a full valuation allowance.

In July 2015, the FASB issued ASU 2015-11, Simplifying the Measurement of Inventory, or ASU 2015-11. ASU 2015-11 applies to all inventory, except for inventory measured using the last-in, first-out method or the retail inventory method. The guidance allows an entity to measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The amendments in ASU 2015-11 are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years, and may be applied prospectively with earlier adoption permitted. The adoption of this standard is not expected to have an impact on the Company’s financial position or results of operations.

In June 2014, the FASB issued ASU 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite ServicePeriod, or ASU 2014-12. ASU 2014-12 provides amendments to ASC No. 718, Compensation—Stock Compensation, which clarifies the guidance for whether to treat a performance target that could be achieved after the requisite service period as a performance condition that affects vesting or as a nonvesting condition that affects the grant-date fair value of an award. The amendments require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. The amendments in ASU 2014-12 are effective either prospectively to all awards granted or modified after the effective date or retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter, during interim and annual periods beginning after December 15, 2015, with early adoption permitted. The adoption of this standard is not expected to have an impact on the Company’s financial position or results of operations.

In May 2014, FASB issued ASU 2014-09 (ASC 606), Revenue from Contracts with Customers, or ASU 2014-09, which affects any entity that either enters into contracts with customers to transfer goods and services or enters into contracts for the transfer of nonfinancial assets. ASU 2014-09 will replace most existing revenue recognition guidance in GAAP when it becomes effective. The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under the currently effective guidance. These may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price, and allocating the transaction price to each separate performance obligation. ASU 2014-09 was initially to be effective for annual periods beginning after December 15, 2016, including interim periods within that period. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers, which delays the effective date of ASU 2014-09 by one year and allows for early adoption as of the original effective date. The Company is currently evaluating the impact of this guidance on its consolidated financial statements. In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations, or ASU 2016-08, which clarifies certain principal versus agent considerations. This clarification is not expected to have an impact on the Company’s financial position or results of operations due to the nature of the Company’s revenue arrangements.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 is intended to provide more decision-useful information about expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The main provisions include presenting financial assets measured at amortized cost at the amount expected to be collected, which is net of an allowance for credit losses, and recording credit losses related to available-for-sale securities through an allowance for credit losses. The amendments in ASU 2016-13 are effective for fiscal years beginning after December 15, 2019, and must be applied using a modified retrospective approach with earlier adoption permitted for fiscal years beginning after December 15, 2018. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”). ASU 2016-02 will require lessees to recognize a right-of-use asset and lease liability on the balance sheet for virtually all leases. For the income statement, ASU 2016-02 retains a dual model requiring leases to be classified as either operating or financing leases. Operating leases will result in straight-line expense, and financing leases will have a front-loaded expense pattern with an interest expense component. The amendments in ASU 2016-02 are effective for fiscal years beginning after December 15, 2018, and must be applied using a modified retrospective approach with earlier adoption permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which affects any entity that either enters into contracts with customers to transfer goods and services or enters into contracts for the transfer of nonfinancial assets. ASU 2014-09 will replace most existing revenue recognition guidance in GAAP when it becomes effective. The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under the currently effective guidance. These may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price, and allocating the transaction price to each separate performance obligation. The new guidance is required to be applied retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying it recognized at the date of initial application. ASU 2014-09 was initially to be effective for annual periods beginning after December 15, 2016, including interim periods within that period. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers, which delays the effective date of ASU 2014-09 by one year and allows for early adoption as of the original effective date. In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations, which clarifies certain principal versus agent considerations. In April 2016, the FASB issued ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, which clarifies certain guidance related to identifying performance obligations and licensing. In May 2016, the FASB issued ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, which addresses improvements to the guidance on collectability, noncash consideration and completed contracts at transition. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.